DEBT - Schedule of Debt (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jul. 29, 2020	Dec. 31, 2019
Short Term Debt [LineItems]
Mortgage notes payable	$ 185,758,762	$ 182,948,438
Plus: unamortized mortgage premium, net of discount	390,426	447,471
Less: unamortized deferred financing costs	(1,683,279)	(1,491,715)
Net principal	$ 184,465,909	$ 181,904,194
Loan to value ratio (as a percent)	60.00%	60.00%
Accredo property
Short Term Debt [LineItems]
Mortgage notes payable	$ 8,538,000	$ 8,538,000
Debt instrument, stated interest rate	3.80%
Debt instrument, effective interest rate	3.80%
Six Dollar General properties
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,711,118	3,747,520
Debt instrument, stated interest rate	4.69%
Debt instrument, effective interest rate	4.69%
Dana property
Short Term Debt [LineItems]
Mortgage notes payable	$ 0	4,466,865
Debt instrument, stated interest rate	4.56%
Debt instrument, effective interest rate	4.56%
Northrop Grumman
Short Term Debt [LineItems]
Mortgage notes payable	$ 7,000,000	5,518,589
Debt instrument, stated interest rate	3.35%
Debt instrument, effective interest rate	3.35%
exp US Services property
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,288,786	3,321,931
Debt instrument, effective interest rate	4.25%
Harley Davidson property
Short Term Debt [LineItems]
Mortgage notes payable	$ 6,558,170	0
Debt instrument, stated interest rate	425.00%
Debt instrument, effective interest rate	4.25%
Wyndham property
Short Term Debt [LineItems]
Mortgage notes payable	$ 5,551,200	5,607,000
Debt instrument, effective interest rate	4.34%
Wiiliams Sonoma property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,392,000	4,438,200
Debt instrument, effective interest rate	4.34%
Omnicare property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,151,386	4,193,171
Debt instrument, stated interest rate	4.36%
Debt instrument, effective interest rate	4.36%
EMCOR property
Short Term Debt [LineItems]
Mortgage notes payable	$ 2,784,868	2,811,539
Debt instrument, stated interest rate	4.35%
Debt instrument, effective interest rate	4.35%
Husqvarna property
Short Term Debt [LineItems]
Mortgage notes payable	$ 6,379,182	$ 6,379,182
Debt instrument, stated interest rate	4.60%	4.60%
Debt instrument, effective interest rate	4.60%
AvAir property
Short Term Debt [LineItems]
Mortgage notes payable	$ 19,950,000	$ 19,950,000
Debt instrument, stated interest rate	3.80%
Debt instrument, effective interest rate	3.80%
3M property
Short Term Debt [LineItems]
Mortgage notes payable	$ 8,091,800	8,166,000
Debt instrument, effective interest rate	5.09%
Cummins property
Short Term Debt [LineItems]
Mortgage notes payable	$ 8,256,600	8,332,200
Debt instrument, effective interest rate	5.16%
Texas Health property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,324,160	4,363,203
Debt instrument, stated interest rate	4.00%
Debt instrument, effective interest rate	4.00%
Bon Secours property
Short Term Debt [LineItems]
Mortgage notes payable	$ 5,142,425	5,180,552
Debt instrument, stated interest rate	5.41%
Debt instrument, effective interest rate	5.41%
Costco property
Short Term Debt [LineItems]
Mortgage notes payable	$ 18,850,000	18,850,000
Debt instrument, stated interest rate	4.85%
Debt instrument, effective interest rate	4.85%
Taylor Fresh Foods
Short Term Debt [LineItems]
Mortgage notes payable	$ 12,350,000	12,350,000
Debt instrument, stated interest rate	3.85%
Debt instrument, effective interest rate	3.85%
Levins property
Short Term Debt [LineItems]
Mortgage notes payable	$ 2,687,293	2,032,332
Debt instrument, stated interest rate	3.75%
Debt instrument, effective interest rate	3.75%
Dollar General Bakersfield property
Short Term Debt [LineItems]
Mortgage notes payable	$ 2,263,573	2,268,922
Debt instrument, stated interest rate	3.65%
Debt instrument, effective interest rate	3.65%
Labcorp property
Short Term Debt [LineItems]
Mortgage notes payable	$ 5,374,587	4,020,418
Debt instrument, stated interest rate	3.75%
Debt instrument, effective interest rate	3.75%
GSA (MSHA) property
Short Term Debt [LineItems]
Mortgage notes payable	$ 1,743,349	1,752,092
Debt instrument, stated interest rate	3.65%
Debt instrument, effective interest rate	3.65%
PreK San Antonio property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,984,311	5,037,846
Debt instrument, stated interest rate	4.25%
Debt instrument, effective interest rate	4.25%
Solar Turbines, Amec Foster, ITW Rippey properties
Short Term Debt [LineItems]
Mortgage notes payable	$ 9,101,005	9,214,700
Debt instrument, stated interest rate	3.35%
Debt instrument, effective interest rate	3.35%
Dollar General Big Spring property
Short Term Debt [LineItems]
Mortgage notes payable	$ 593,851	599,756
Debt instrument, stated interest rate	4.50%
Debt instrument, effective interest rate	4.50%
Gap property
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,531,585	3,569,990
Debt instrument, stated interest rate	4.15%
Debt instrument, effective interest rate	4.15%
L3Harris property
Short Term Debt [LineItems]
Mortgage notes payable	$ 6,300,000	5,185,929
Debt instrument, stated interest rate	3.35%
Debt instrument, effective interest rate	3.35%
Sutter Health property
Short Term Debt [LineItems]
Mortgage notes payable	$ 13,739,153	13,879,655
Debt instrument, stated interest rate	4.50%
Debt instrument, effective interest rate	4.50%
Walgreens property
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,120,360	$ 3,172,846
Debt instrument, stated interest rate	4.25%
Debt instrument, effective interest rate	4.25%
Initial Contractual Interest One | exp US Services property
Short Term Debt [LineItems]
Interest rate at period start	4.25%	4.25%
LIBOR | Wyndham property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.05%
LIBOR | Wiiliams Sonoma property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.05%
LIBOR | 3M property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.25%
LIBOR | Cummins property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.25%
Treasury Bill Index | exp US Services property
Short Term Debt [LineItems]
Debt instrument, stated interest rate	3.25%	3.25%
Treasury Bill Index | Husqvarna property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.45%
Prime Rate | L3Harris property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	0.25%
Mortgages
Short Term Debt [LineItems]
Mortgage notes payable	$ 182,758,762	$ 176,948,438		$ 195,739,481
Plus: unamortized mortgage premium, net of discount	390,426	447,471		489,664
Less: unamortized deferred financing costs	(1,572,582)	(1,469,991)		(2,189,938)
Net principal	$ 181,576,606	175,925,918		194,039,207
Mortgages | Six Dollar General properties
Short Term Debt [LineItems]
Mortgage notes payable		$ 3,747,520		3,819,264
Debt instrument, stated interest rate		4.69%
Debt instrument, effective interest rate		4.69%
Mortgages | Dana property
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,466,865		4,551,250
Debt instrument, stated interest rate		4.56%
Debt instrument, effective interest rate		4.56%
Mortgages | Northrop Grumman
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,518,589		5,666,866
Debt instrument, stated interest rate		4.40%
Debt instrument, effective interest rate		4.40%
Mortgages | exp US Services property
Short Term Debt [LineItems]
Mortgage notes payable		$ 3,321,931		3,385,353
Debt instrument, effective interest rate		4.25%
Mortgages | Harley Davidson property
Short Term Debt [LineItems]
Mortgage notes payable		$ 0		6,748,029
Debt instrument, stated interest rate		4.25%
Debt instrument, effective interest rate		4.25%
Mortgages | Wyndham property
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,607,000		5,716,200
Debt instrument, effective interest rate		4.34%
Mortgages | Wiiliams Sonoma property
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,438,200		4,530,600
Debt instrument, effective interest rate		4.34%
Mortgages | Omnicare property
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,193,171		4,273,552
Debt instrument, stated interest rate		4.36%
Debt instrument, effective interest rate		4.36%
Mortgages | EMCOR property
Short Term Debt [LineItems]
Mortgage notes payable		$ 2,811,539		2,862,484
Debt instrument, stated interest rate		4.35%
Debt instrument, effective interest rate		4.35%
Mortgages | Husqvarna property
Short Term Debt [LineItems]
Mortgage notes payable		$ 6,379,182		6,379,182
Debt instrument, effective interest rate		4.60%
Mortgages | AvAir property
Short Term Debt [LineItems]
Mortgage notes payable		$ 19,950,000	$ 19,950,000	$ 14,575,000
Debt instrument, stated interest rate		380.00%
Debt instrument, effective interest rate		3.80%	3.80%	4.84%
Mortgages | 3M property
Short Term Debt [LineItems]
Mortgage notes payable		$ 8,166,000		$ 8,290,000
Debt instrument, effective interest rate		5.09%
Mortgages | Texas Health property
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,363,203		4,400,000
Debt instrument, stated interest rate		4.00%
Debt instrument, effective interest rate		4.00%
Mortgages | Bon Secours property
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,180,552		5,250,000
Debt instrument, stated interest rate		5.41%
Debt instrument, effective interest rate		5.41%
Mortgages | Costco property
Short Term Debt [LineItems]
Mortgage notes payable		$ 18,850,000		18,850,000
Debt instrument, stated interest rate		4.85%
Debt instrument, effective interest rate		4.85%
Mortgages | Taylor Fresh Foods
Short Term Debt [LineItems]
Mortgage notes payable		$ 12,350,000		12,350,000
Debt instrument, stated interest rate		3.85%
Debt instrument, effective interest rate		3.85%
Mortgages | Levins property
Short Term Debt [LineItems]
Mortgage notes payable		$ 2,032,332		2,079,793
Debt instrument, effective interest rate		3.74%
Mortgages | Dollar General Bakersfield property
Short Term Debt [LineItems]
Mortgage notes payable		$ 2,268,922
Debt instrument, effective interest rate		3.38%
Mortgages | GSA (MSHA) property
Short Term Debt [LineItems]
Mortgage notes payable		$ 1,752,092		1,796,361
Debt instrument, effective interest rate		3.13%
Mortgages | PreK San Antonio property
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,037,846		5,140,343
Debt instrument, stated interest rate		4.25%
Debt instrument, effective interest rate		4.25%
Mortgages | Dollar General Big Spring property
Short Term Debt [LineItems]
Mortgage notes payable		$ 599,756		611,161
Debt instrument, stated interest rate		4.50%
Debt instrument, effective interest rate		4.50%
Mortgages | Gap property
Short Term Debt [LineItems]
Mortgage notes payable		$ 3,569,990		3,643,166
Debt instrument, stated interest rate		4.15%
Debt instrument, effective interest rate		4.15%
Mortgages | Sutter Health property
Short Term Debt [LineItems]
Mortgage notes payable		$ 13,879,655		$ 14,161,776
Debt instrument, stated interest rate		4.50%
Debt instrument, effective interest rate		4.50%
Mortgages | LIBOR | Wyndham property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		2.05%
Mortgages | LIBOR | Wiiliams Sonoma property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		2.05%
Mortgages | LIBOR | 3M property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		2.25%
Mortgages | LIBOR | Levins property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		1.93%
Mortgages | LIBOR | GSA (MSHA) property
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		1.25%